UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Institutional Mid-Cap Equity Growth Fund

(PMEGX)

This annual shareholder report contains important information about Institutional Mid-Cap Equity Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Mid-Cap Equity Growth Fund	$64	0.61%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
2014	1,000,000	1,000,000	1,000,000
2015	1,067,038	1,018,003	1,053,781
2015	1,081,652	1,019,406	1,041,757
2015	1,014,614	945,507	958,526
2015	1,069,355	1,004,788	997,999
2016	1,066,645	1,014,517	1,003,779
2016	1,088,821	1,041,203	1,019,465
2016	1,137,114	1,086,993	1,066,278
2016	1,143,619	1,132,748	1,071,138
2017	1,239,709	1,197,805	1,144,987
2017	1,317,378	1,233,926	1,193,247
2017	1,377,372	1,290,333	1,256,287
2017	1,441,239	1,372,105	1,341,793
2018	1,499,967	1,363,261	1,370,969
2018	1,514,782	1,416,276	1,414,256
2018	1,633,033	1,517,171	1,521,380
2018	1,409,053	1,300,182	1,278,049
2019	1,647,445	1,482,773	1,528,815
2019	1,767,079	1,543,493	1,611,399
2019	1,754,240	1,561,437	1,600,547
2019	1,875,266	1,703,486	1,731,370
2020	1,422,637	1,347,463	1,384,404
2020	1,829,850	1,644,276	1,803,337
2020	1,984,204	1,795,673	1,972,374
2020	2,322,911	2,059,307	2,347,503
2021	2,395,352	2,190,009	2,334,234
2021	2,556,901	2,370,461	2,592,683
2021	2,560,427	2,368,050	2,572,980
2021	2,683,328	2,587,747	2,646,299
2022	2,372,638	2,451,154	2,313,386
2022	1,981,735	2,041,783	1,825,915
2022	1,900,796	1,950,626	1,813,992
2022	2,061,613	2,090,721	1,939,183
2023	2,214,380	2,240,841	2,116,345
2023	2,333,937	2,428,776	2,248,283
2023	2,222,867	2,349,748	2,130,834
2023	2,486,697	2,633,405	2,440,788
2024	2,699,719	2,897,256	2,672,579
2024	2,574,040	2,990,431	2,586,699
2024	2,730,941	3,176,709	2,755,904
2024	2,727,234	3,260,361	2,980,278

202501-4140694, 202502-4108629

E116-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Mid-Cap Equity Growth Fund	9.67%	7.78%	10.55%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,899,210
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$30,805
  Portfolio Turnover Rate26.1%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.4%
Information Technology	18.1
Industrials & Business Services	15.9
Consumer Discretionary	13.5
Financials	8.5
Communication Services	6.8
Energy	5.3
Materials	4.8
Consumer Staples	4.3
Other	2.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
PTC	1.8
Teleflex	1.8
Veeva Systems	1.8
Domino's Pizza	1.7
Cheniere Energy	1.7
Microchip Technology	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Mid-Cap Equity Growth Fund

 (PMEGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Institutional Mid-Cap Equity
Growth Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 62 .92 $ 55 .87 $ 73 .93 $ 72 .47 $ 61 .11
Investment activities
Net investment income (loss)
(1)(2)
0 .03 0 .09 0 .01 ( 0 .12 ) 0 .03
Net realized and unrealized gain/loss 6 .06 11 .40 ( 17 .15 ) 11 .04 14 .55
Total from investment activities 6 .09 11 .49 ( 17 .14 ) 10 .92 14 .58
Distributions
Net investment income ( 0 .03 ) ( 0 .10 ) – – ( 0 .04 )
Net realized gain ( 8 .52 ) ( 4 .34 ) ( 0 .92 ) ( 9 .46 ) ( 3 .18 )
Total distributions ( 8 .55 ) ( 4 .44 ) ( 0 .92 ) ( 9 .46 ) ( 3 .22 )
NET ASSET VALUE
End of period $ 60 .46 $ 62 .92 $ 55 .87 $ 73 .93 $ 72 .47
Ratios/Supplemental Data
Total return
(2)(3)
9 .67% 20 .62% ( 23 .17 ) % 15 .52% 23 .87%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .61% 0 .61% 0 .61% 0 .61% 0 .61%
Net expenses after waivers/payments by Price
Associates 0 .61% 0 .61% 0 .61% 0 .61% 0 .61%
Net investment income (loss) 0 .04% 0 .16% 0 .01% ( 0 .15 ) % 0 .05%
Portfolio turnover rate 26 .1% 28 .6% 24 .1% 17 .7% 25 .3%
Net assets, end of period (in millions) $ 4,899 $ 5,276 $ 4,846 $ 7,028 $ 7,794
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
December 31, 2024

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.9%
COMMUNICATION
SERVICES  6.7%
Entertainment  2.3%
Liberty Media Corp-Liberty Formula
One, Class C (1) 638,939 59,204
Roku (1) 155,700 11,575
Spotify Technology (1) 89,800 40,175
110,954
Interactive Media & Services  1.2%
Match Group (1) 701,551 22,948
Reddit, Class A (1) 225,006 36,775
59,723
Media  3.2%
New York Times, Class A  551,900 28,726
Trade Desk, Class A (1) 1,084,300 127,438
156,164
Total Communication Services 326,841
CONSUMER
DISCRETIONARY  13.2%
Diversified Consumer
Services  0.7%
Bright Horizons Family Solutions (1) 296,800 32,900
32,900
Hotels, Restaurants &
Leisure  7.1%
Domino's Pizza  200,039 83,969
DraftKings, Class A (1) 1,452,100 54,018
Hilton Worldwide Holdings  299,400 74,000
Planet Fitness, Class A (1) 451,900 44,679
Viking Holdings (1) 656,246 28,914
Yum! Brands  471,862 63,305
348,885
Household Durables  0.3%
TopBuild (1) 40,200 12,516
12,516
Specialty Retail  4.2%
Bath & Body Works  701,103 27,182
Burlington Stores (1) 181,734 51,805
Five Below (1) 287,879 30,216
Ross Stores  449,100 67,935
Tractor Supply  233,095 12,368
Ulta Beauty (1) 42,403 18,442
207,948
Textiles, Apparel & Luxury
Goods  0.9%
Birkenstock Holding (1) 327,640 18,564
Lululemon Athletica (1) 24,600 9,407
On Holding, Class A (1) 256,700 14,060
42,031
Total Consumer Discretionary 644,280
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  4.3%
Beverages  0.6%
Boston Beer, Class A (1) 24,300 7,289
Constellation Brands, Class A  106,600 23,559
30,848
Consumer Staples Distribution &
Retail  2.7%
Casey's General Stores  126,600 50,163
Dollar General  114,981 8,718
Dollar Tree (1) 764,300 57,276
Maplebear (1) 377,500 15,636
131,793
Food Products  0.6%
McCormick  255,000 19,441
TreeHouse Foods (1) 287,500 10,100
29,541
Household Products  0.4%
Reynolds Consumer Products  646,400 17,446
17,446
Total Consumer Staples 209,628
ENERGY  5.3%
Energy Equipment &
Services  1.5%
TechnipFMC  2,029,277 58,727
Weatherford International  224,200 16,060
74,787
Oil, Gas & Consumable
Fuels  3.8%
Cheniere Energy  378,000 81,221
EQT  1,186,100 54,691
Expand Energy  277,600 27,635
Range Resources  569,500 20,491
184,038
Total Energy 258,825
FINANCIALS  8.5%
Capital Markets  4.4%
Cboe Global Markets  221,700 43,320
Intercontinental Exchange  294,500 43,883
KKR  32,800 4,852
MarketAxess Holdings  172,400 38,969
Raymond James Financial  323,600 50,265
TPG  127,800 8,031
Tradeweb Markets, Class A  204,200 26,734
216,054
Financial Services  1.8%
Corpay (1) 145,600 49,274
Toast, Class A (1) 1,068,200 38,936
88,210
Insurance  2.3%
Assurant  321,500 68,550
Axis Capital Holdings  241,200 21,375

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Markel Group (1) 12,200 21,060
110,985
Total Financials 415,249
HEALTH CARE  20.1%
Biotechnology  5.0%
Alnylam Pharmaceuticals (1) 271,322 63,845
Argenx, ADR (1) 36,900 22,693
Ascendis Pharma, ADR (1) 167,900 23,115
Biogen (1) 214,300 32,771
CRISPR Therapeutics (1) 245,961 9,681
Cytokinetics (1) 327,400 15,401
Exact Sciences (1) 262,600 14,755
Insmed (1) 42,483 2,933
Ionis Pharmaceuticals (1) 866,455 30,291
Sarepta Therapeutics (1) 150,323 18,278
Vaxcyte (1) 135,365 11,081
244,844
Health Care Equipment &
Supplies  7.4%
Alcon  501,700 42,589
Align Technology (1) 158,400 33,028
Cooper (1) 541,300 49,762
Enovis (1) 466,100 20,453
Hologic (1) 1,380,900 99,549
Penumbra (1) 36,100 8,573
QuidelOrtho (1) 542,700 24,177
Teleflex  484,300 86,196
364,327
Health Care Providers &
Services  0.9%
Acadia Healthcare (1) 473,100 18,758
Molina Healthcare (1) 87,100 25,351
44,109
Health Care Technology  1.7%
Veeva Systems, Class A (1) 407,600 85,698
85,698
Life Sciences Tools &
Services  5.1%
Agilent Technologies  648,200 87,079
Avantor (1) 3,260,700 68,703
Bruker  739,665 43,359
Mettler-Toledo International (1) 28,800 35,242
West Pharmaceutical Services  46,000 15,068
249,451
Total Health Care 988,429
INDUSTRIALS & BUSINESS
SERVICES  15.9%
Aerospace & Defense  2.5%
BWX Technologies  285,100 31,757
Howmet Aerospace  98,300 10,751
Standardaero (1) 489,121 12,111
Textron  887,500 67,885
122,504
Shares $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies  0.9%
Veralto  259,300 26,410
Waste Connections  113,200 19,423
45,833
Construction & Engineering  0.4%
Quanta Services  65,000 20,543
20,543
Ground Transportation  1.7%
JB Hunt Transport Services  273,400 46,658
Old Dominion Freight Line  114,100 20,127
XPO (1) 139,800 18,335
85,120
Industrial Conglomerates  0.3%
Roper Technologies  27,600 14,348
14,348
Machinery  4.5%
Esab  474,800 56,948
Fortive  805,339 60,400
IDEX  135,200 28,296
Ingersoll Rand  737,100 66,678
ITT  73,400 10,487
222,809
Professional Services  4.5%
Broadridge Financial Solutions  195,600 44,223
Equifax  201,200 51,276
Paylocity Holding (1) 285,866 57,022
TransUnion  270,529 25,081
UL Solutions, Class A  244,534 12,197
Verisk Analytics  114,000 31,399
221,198
Trading Companies &
Distributors  1.1%
Ferguson Enterprises  164,200 28,500
United Rentals  36,600 25,783
54,283
Total Industrials & Business Services 786,638
INFORMATION
TECHNOLOGY  17.6%
Electronic Equipment,
Instruments & Components  1.9%
Amphenol, Class A  451,900 31,384
Cognex  368,600 13,218
Keysight Technologies (1) 255,400 41,025
Littelfuse  34,100 8,036
93,663
IT Services  0.2%
MongoDB (1) 41,400 9,638
9,638
Semiconductors & Semiconductor
Equipment  6.8%
Lattice Semiconductor (1) 1,283,300 72,699

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Marvell Technology  1,418,400 156,662
Microchip Technology  1,295,600 74,303
Monolithic Power Systems  13,000 7,692
NXP Semiconductors  110,200 22,905
334,261
Software  8.0%
Atlassian, Class A (1) 147,900 35,996
CCC Intelligent Solutions
Holdings (1) 4,135,387 48,508
Fair Isaac (1) 24,900 49,574
Fortinet (1) 533,200 50,377
Onestream (1) 200,059 5,705
PTC (1) 471,741 86,739
ServiceTitan, Class A (1) 23,776 2,446
Tyler Technologies (1) 119,400 68,851
Zoom Communications (1) 509,500 41,580
389,776
Technology Hardware, Storage &
Peripherals  0.7%
Pure Storage, Class A (1) 519,283 31,900
31,900
Total Information Technology 859,238
MATERIALS  4.6%
Chemicals  0.4%
RPM International  164,100 20,194
20,194
Construction Materials  1.0%
Martin Marietta Materials  93,000 48,034
48,034
Containers & Packaging  3.2%
Avery Dennison  332,900 62,296
Ball  1,168,600 64,425
Sealed Air  827,800 28,004
154,725
Total Materials 222,953
REAL ESTATE  0.7%
Real Estate Management &
Development  0.7%
CoStar Group (1) 510,000 36,511
Total Real Estate 36,511
Total Miscellaneous Common
Stocks  1.0% (2) 47,080
Total Common Stocks (Cost
$3,100,523) 4,795,672
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.4%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(3)(4) 650,866 3,202
Total Health Care 3,202
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(3)(4) 51,566 4,770
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(3)(4) 17,003 1,573
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $2,611 (1)(3)(4) 28,226 2,611
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(3)(4) 166,336 1,187
Total Information Technology 10,141
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(3)(4) 81,901 4,854
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(3)(4) 186,841 3,654
Total Materials 8,508
Total Convertible Preferred Stocks
(Cost $27,983) 21,851
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Treasury Reserve
Fund, 4.52% (5)(6) 82,327,791 82,328
Total Short-Term Investments
(Cost $82,328) 82,328
Total Investments in Securities
100.0% of Net Assets
(Cost $3,210,834) $ 4,899,851

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $21,851 and represents 0.4% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.52% $ —# $ — $ 5,170+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Treasury Reserve Fund, 4.52% $ 101,964  ¤  ¤ $ 82,328^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,170 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $82,328.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,210,834) $ 4,899,851
Receivable for shares sold 2,264
Dividends receivable 966
Cash 1
Other assets 137
Total assets 4,903,219
Liabilities
Investment management fees payable 2,602
Payable for shares redeemed 1,276
Due to affiliates 12
Payable to directors 4
Other liabilities 115
Total liabilities 4,009
NET ASSETS $ 4,899,210
Net Assets Consist of:
Total distributable earnings (loss) $ 1,804,491
Paid-in capital applicable to 81,026,750 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 3,094,719
NET ASSETS $ 4,899,210
NET ASSET VALUE PER SHARE $ 60.46

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $111) $ 33,498
.
  Interest 6
Other 39
Total income 33,543
Expenses
Investment management 30,805
Shareholder servicing 27
Prospectus and shareholder reports 124
Custody and accounting 287
Registration 45
Legal and audit 36
Directors 17
Miscellaneous 39
Total expenses 31,380
Net investment income 2,163
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 748,182
Change in net unrealized gain / loss
Securities (273,049)
Other assets and liabilities denominated in foreign currencies (6)
Change in net unrealized gain / loss (273,055)
Net realized and unrealized gain / loss 475,127
INCREASE IN NET ASSETS FROM OPERATIONS
$ 477,290

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,163 $ 7,845
Net realized gain 748,182 432,939
Change in net unrealized gain / loss (273,055) 511,966
Increase in net assets from operations 477,290 952,750
Distributions to shareholders
Net earnings (611,883) (347,426)
Capital share transactions
*
Shares sold 463,543 637,765
Distributions reinvested 603,297 342,836
Shares redeemed (1,309,083) (1,155,839)
Decrease in net assets from capital share transactions (242,243) (175,238)
Net Assets
Increase (decrease) during period (376,836) 430,086
Beginning of period 5,276,046 4,845,960
End of period $ 4,899,210 $ 5,276,046
*Share information (000s)
Shares sold 7,037 10,329
Distributions reinvested 9,969 5,477
Shares redeemed (19,839) (18,679)
Decrease in shares outstanding (2,833) (2,873)

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $54,969,000 of net gain on $110,067,000 of in-kind redemptions.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription).
For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund.
During the year ended December 31, 2024, the fund accepted $79,989,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,314,244,000 and $2,121,906,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,795,672 $ — $ — $ 4,795,672
Convertible Preferred Stocks — — 21,851 21,851
Short-Term Investments 82,328 — — 82,328
Total $ 4,878,000 $ — $ 21,851 $ 4,899,851

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 2,160 $ 31,671
Long-term capital gain 609,723 315,755
Total distributions $ 611,883 $ 347,426
($000s)
Cost of investments $ 3,218,258
Unrealized appreciation $ 1,851,084
Unrealized depreciation (169,490)
Net unrealized appreciation (depreciation) $ 1,681,594
($000s)
Undistributed ordinary income $ 71
Undistributed long-term capital gain 122,826
Net unrealized appreciation (depreciation) 1,681,594
Total distributable earnings (loss) $ 1,804,491

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.60% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates and $24,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Mid-Cap Equity Growth Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31,
2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $609,723,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $28,321,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $26,669,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E116-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

  (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

  (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025